ASSETS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Assets Details Textual
Amortiztion expense	$ 178,083	$ 147,236	$ 335,685	$ 239,582	$ 550,789	$ 114,006
Depreciation expense					$ 28,950	$ 63,450